NATIONWIDE MUTUAL FUNDS

Nationwide Amundi Global High Yield Fund	Nationwide GQG US Quality Equity Fund
Nationwide Amundi Strategic Income Fund	Nationwide Inflation-Protected Securities Fund
Nationwide Bailard Cognitive Value Fund	Nationwide International Index Fund
Nationwide Bailard International Equities Fund	Nationwide International Small Cap Fund
Nationwide Bailard Technology & Science Fund	Nationwide Janus Henderson Overseas Fund (formerly,
Nationwide BNY Mellon Core Plus Bond ESG Fund	Nationwide AllianzGI International Growth Fund)
Nationwide BNY Mellon Disciplined Value Fund	Nationwide Loomis All Cap Growth Fund
Nationwide BNY Mellon Dynamic U.S. Core Fund	Nationwide Loomis Core Bond Fund
Nationwide Bond Fund	Nationwide Loomis Short Term Bond Fund
Nationwide Bond Index Fund	Nationwide Mid Cap Market Index Fund
Nationwide Fund	Nationwide NYSE Arca Tech 100 Index Fund
Nationwide Geneva Mid Cap Growth Fund	Nationwide S&P 500 Index Fund
Nationwide Geneva Small Cap Growth Fund	Nationwide Small Cap Index Fund
Nationwide Global Sustainable Equity Fund	Nationwide Small Company Growth Fund
Nationwide Government Money Market Fund	Nationwide WCM Focused Small Cap Fund

Supplement dated March 16, 2023
to the Statement of Additional Information (“SAI”) dated February 28, 2023

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

1.	Effective immediately, the SAI is amended as follows:

a.	The following replaces the table and accompanying footnotes under the heading “Officers of the Trust” beginning on page 61 of the SAI:

Kevin T. Jestice
Year of Birth	Positions Held with Funds and Length of Time Served
1980	President, Chief Executive Officer and Principal Executive Officer since March 2023
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Jestice is President and Chief Executive Officer of Nationwide Funds Group and is a Senior Vice President of Nationwide Mutual Insurance Company.[1] He previously served as Vice President of Internal Sales and Service (ISS) and Institutional Investments Distribution (IID) for Nationwide Financial Services, Inc. Prior to joining Nationwide in 2020, Mr. Jestice served as Principal, Head of Enterprise Advice and as Principal, Head of Institutional Investor Services at The Vanguard Group, Inc. for more than 13 years.

Lee T. Cummings
Year of Birth	Positions Held with Funds and Length of Time Served
1963	Senior Vice President and Head of Fund Operations since December 2015
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Cummings is Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[1] He previously served as the Trust’s Treasurer and Principal Financial Officer, and served temporarily as the Trust’s President, Chief Executive Officer and Principal Executive Officer from September 2022 until March 2023.

David Majewski
Year of Birth	Positions Held with Funds and Length of Time Served
1976	Treasurer and Principal Financial Officer since September 2022
Principal Occupation(s) During the Past Five Years (or Longer) Mr. Majewski previously served as the Trust’s Assistant Secretary and Assistant Treasurer.

Kevin Grether
Year of Birth	Positions Held with Funds and Length of Time Served
1970	Senior Vice President and Chief Compliance Officer since December 2021
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Grether is Senior Vice President of NFA and Chief Compliance Officer of NFA and the Trust. He is also a Vice President of Nationwide Mutual Insurance Company.[1] He previously served as the VP, Chief Compliance Officer for the Nationwide Office of Investments and its registered investment adviser, Nationwide Asset Management.

Stephen R. Rimes
Year of Birth	Positions Held with Funds and Length of Time Served
1970	Secretary, Senior Vice President and General Counsel since December 2019
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Rimes is Vice President, Associate General Counsel and Secretary for Nationwide Funds Group, and Vice President of Nationwide Mutual Insurance Company.[1] He previously served as Assistant General Counsel for Invesco from 2000-2019.

Steven D. Pierce
Year of Birth	Positions Held with Funds and Length of Time Served
1965	Senior Vice President, Head of Business and Product Development since March 2020.
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Pierce is Senior Vice President, Head of Business and Product Development for Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[1]

Christopher C. Graham
Year of Birth	Positions Held with Funds and Length of Time Served
1971	Senior Vice President, Head of Investment Strategies, Chief Investment Officer and Portfolio Manager since September 2016
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Graham is Senior Vice President, Head of Investment Strategies and Portfolio Manager for the Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[1]

[1]	These positions are held with an affiliated person or principal underwriter of the Funds.
b.
The list of entities or people that are affiliates of both the Trust and Nationwide Fund Distributors LLC under the heading “Distributor” beginning on page 75 of the SAI is deleted in its entirety and replaced with the following:

Nationwide Fund Advisors
Nationwide Fund Management LLC
Nationwide Life Insurance Company
Nationwide Life and Annuity Insurance Company
Jefferson National Life Insurance Company
Jefferson National Life Insurance Company of New York
Nationwide Financial Services, Inc.
Nationwide Corporation
Nationwide Mutual Insurance Company
Christopher Graham
Kevin Grether
M. Diane Koken
Kevin T. Jestice
Lee T. Cummings
Steven D. Pierce
Stephen R. Rimes
David Majewski

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE